Contingency and Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Contractual commitments to acquire property, plant and equipment	¥ 1,134	¥ 6,587
Contractual commitments to acquire intangible assets	631
SMBC Nikko Securities Inc. [member] | Other Current Liability [Member]
Statement [Line Items]
Fines payable value	4,471
Forfeit payable	¥ 700